Pensions - Movements in Net Defined Benefit Liability (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (503,288)	$ (511,651)	$ (480,107)
Current service cost	(257)	(237)	(263)
Interest (expense) income	(3,428)	(2,492)	(4,664)
Total	(506,973)	(514,380)	(485,034)
Return on plan assets (excluding amounts included in interest income or expense)	34,550	5,613	12,568
Impact on changes in demographic assumptions		(20,022)
Financial assumption movement effect	73,218	23,757	(57,180)
Experience adjustments	114,466	(24,347)	(7,378)
Gain (loss) on remeasurement, net defined benefit liability (asset)	222,234	(14,999)	(51,990)
Pension fund contribution	25,524	26,091	25,373
Ending balance	(259,215)	(503,288)	(511,651)
Present Value of Defined Benefit Obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(959,677)	(943,391)	(901,159)
Current service cost	(257)	(237)	(263)
Interest (expense) income	(6,589)	(4,629)	(8,835)
Total	(966,523)	(948,257)	(910,257)
Impact on changes in demographic assumptions		(20,022)
Financial assumption movement effect	73,218	23,757	(57,180)
Experience adjustments	114,466	(24,347)	(7,378)
Gain (loss) on remeasurement, net defined benefit liability (asset)	187,684	(20,612)	(64,558)
Paid pension	19,291	9,192	31,424
Ending balance	(759,548)	(959,677)	(943,391)
Fair Value of Plan Assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	456,389	431,740	421,052
Interest (expense) income	3,161	2,137	4,171
Total	459,550	433,877	425,223
Return on plan assets (excluding amounts included in interest income or expense)	34,550	5,613	12,568
Gain (loss) on remeasurement, net defined benefit liability (asset)	34,550	5,613	12,568
Pension fund contribution	25,524	26,091	25,373
Paid pension	(19,291)	(9,192)	(31,424)
Ending balance	$ 500,333	$ 456,389	$ 431,740